Income Taxes (Summary Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal									$ 18,808	$ 15,509	$ 20,052
State									1,781	2,259	2,809
Total current									20,589	17,768	22,861
Total deferred									4,686	2,530	(2,290)
Income tax expense	$ 6,877	$ 7,056	$ 6,573	$ 4,769	$ 5,848	$ 5,526	$ 3,780	$ 5,144	$ 25,275	$ 20,298	$ 20,571